Financial Instruments and Risk Management - Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 84,318
Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	28,007
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	52,355
Other non-current liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,007
Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	2,949
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	54,326
1-3 years [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	0
1-3 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	52,355
1-3 years [member] | Other non-current liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,007
1-3 years [member] | Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	964
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	29,992
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	28,007
Not later than one year [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	0
Not later than one year [member] | Other non-current liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	0
Not later than one year [member] | Office and equipment leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 1,985